RELATED PARTY TRANSACTIONS - Narrative (Details) $ / shares in Units, $ in Thousands				1 Months Ended							3 Months Ended										6 Months Ended		9 Months Ended	12 Months Ended
	Jul. 22, 2020 shares	Jun. 03, 2020 $ / shares shares	Jun. 02, 2020 $ / shares	Jun. 30, 2020 USD ($)	May 31, 2020 shares	Mar. 31, 2020 USD ($) $ / shares shares	Oct. 31, 2019 USD ($)	Sep. 30, 2019 USD ($) $ / shares shares	Dec. 31, 2018 shares	Nov. 30, 2018 USD ($) $ / shares shares	Jun. 30, 2021 USD ($)	Dec. 31, 2020 USD ($) $ / shares	Sep. 30, 2020 USD ($)	Jun. 30, 2020 USD ($) shares		Mar. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Sep. 30, 2019 USD ($) $ / shares	Jun. 30, 2019 USD ($)	Mar. 31, 2019 USD ($)	Jun. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2020 USD ($) shares	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) $ / shares shares		Dec. 31, 2019 USD ($) $ / shares shares		Dec. 31, 2018 USD ($) $ / shares shares		Dec. 31, 2017	Aug. 31, 2018
Related Party Transaction [Line Items]
Options granted (in shares) | shares																					0			1,582,496		14,553,811		25,791,263
Total stock-based compensation expense											$ 52,670			$ 38,227							$ 102,936	$ 39,540		$ 137,991		$ 4,858		$ 3,843
Granted (in dollars per share) | $ / shares																					$ 0			$ 5.31		$ 1.14		$ 1.05
Weighted average grant date fair value (in dollars per share) | $ / shares																								$ 6.92		$ 0.75		$ 0.39
Options, weighted average remaining contractual term																					7 years 4 months 13 days			7 years 9 months 25 days		8 years 9 months 10 days		9 years 6 months 14 days		9 years 4 months 6 days
Series D redeemable convertible preferred stock in exchange for licensed technology (in shares) | shares																								5,132,289
Issuance of Series D redeemable convertible preferred stock, net of issuance costs (in shares) | shares	22,877,806
Less: Premium on repurchase of redeemable convertible preferred stock											0	$ 0	$ 0	13,407		$ 0	$ 16,816	$ 0	$ 0	$ 0	$ 0	13,407	$ 13,407	$ 13,407		$ 16,816		$ 166
Common Stock
Related Party Transaction [Line Items]
Sale of stock, consideration received on transaction, value of in-kind services														$ 50,000								$ 50,000
Issuance of Series D redeemable convertible preferred stock, net of issuance costs (in shares) | shares														5,215,933	[1]							6,581,340		6,581,340	[2]	6,671,998	[2]	47,801,632	[2]
Issuance of Series D redeemable convertible preferred stock for in-kind contribution (in shares) | shares														7,390,436	[1]							9,443,353		9,443,353	[2]	5,953,515	[2]
Series D Preferred Stock
Related Party Transaction [Line Items]
Stock issued during period (in shares) | shares								25,661,448																5,132,291
Sale of stock, consideration received on transaction, license value								$ 50,000
Sale of stock, consideration received on transaction, value of in-kind services								100,000																$ 50,000
Sale of stock, consideration received on transaction								$ 100,000																		$ 50,000
Series D redeemable convertible preferred stock in exchange for licensed technology (in shares) | shares														5,132,289								5,132,289				5,953,515
Issuance of Series D redeemable convertible preferred stock, net of issuance costs (in shares) | shares																										5,132,291
Issuance of Series D redeemable convertible preferred stock for in-kind contribution (in shares) | shares														7,390,436								9,443,353
Convertible preferred stock per share (in usd per share) | $ / shares								$ 9.74										$ 9.74
Series B Preferred Stock
Related Party Transaction [Line Items]
Payments for repurchase of preferred stock and preference stock										$ 4,200
M&M Residual, LLC
Related Party Transaction [Line Items]
Stock repurchased during the period (in shares) | shares		7,000,000
Shares repurchased, price per share (in dollars per share) | $ / shares		$ 10.00	$ 10.00
Performance Shares
Related Party Transaction [Line Items]
Options granted (in shares) | shares																								0
Chief Executive Officer
Related Party Transaction [Line Items]
Accounts receivable, related parties, current												$ 0					50							$ 0		$ 50
Chief Executive Officer | Reissued Performance Stock
Related Party Transaction [Line Items]
Options granted (in shares) | shares					180,153				6,005,139
Total stock-based compensation expense				$ 7,200
Chief Executive Officer | Performance Shares
Related Party Transaction [Line Items]
Granted (in dollars per share) | $ / shares												$ 1.39
Weighted average grant date fair value (in dollars per share) | $ / shares												$ 1.20
Options, weighted average remaining contractual term												6 years 5 months 1 day
Affiliated Entity
Related Party Transaction [Line Items]
Accounts payable, related parties												$ 2,800					600							2,800		600
Stock repurchased during the period (in shares) | shares						2,850,930
Shares repurchased, price per share (in dollars per share) | $ / shares						$ 8.77
Stock repurchased during the period						$ 25,000
Accrued expenses with related parties												800					500							800		500
Affiliated Entity | Common Stock
Related Party Transaction [Line Items]
Issuance of Series D redeemable convertible preferred stock for in-kind contribution, gross														$ 72,000								$ 92,000		$ 92,000		8,000
Issuance of Series D redeemable convertible preferred stock for in-kind contribution (in shares) | shares																								9,443,353
Affiliated Entity | Series D Preferred Stock
Related Party Transaction [Line Items]
Percentage of financing redeemed								0.05										0.05													0.05
Affiliated Entity | Series B Preferred Stock
Related Party Transaction [Line Items]
Temporary equity repurchased (in shares) | shares								3,575,750
Temporary equity repurchased, price per share (in usd per share) | $ / shares								$ 8.77
Share price as percentage of financing								0.90										0.90													0.90
Temporary equity repurchased and retired during period, value							$ 31,400
Former Executive Chairman
Related Party Transaction [Line Items]
Payments for repurchase of preferred stock and preference stock										1,400
Notes receivable, related parties										$ 2,500
Former Executive Chairman | Series B Preferred Stock
Related Party Transaction [Line Items]
Stock repurchased during the period (in shares) | shares										983,699
Shares repurchased, price per share (in dollars per share) | $ / shares										$ 4.23
Stock repurchased during the period										$ 4,200
Aircraft Charter | Chief Executive Officer
Related Party Transaction [Line Items]
Related party transaction, expenses from transactions with related party														100								200		$ 1,600		200		$ 0
Accounts payable, related parties												0					30							0		30
Prepaid In-Kind Services | Affiliated Entity
Related Party Transaction [Line Items]
Related party transaction, expenses from transactions with related party											14,800			10,500							27,700	17,200		45,700		8,000
Due from Related Parties											$ 18,500	$ 46,300					$ 0				$ 18,500			46,300		0
Related Party Research And Development Expense | Affiliated Entity
Related Party Transaction [Line Items]
Related party transaction, expenses from transactions with related party														$ 5,600								$ 6,500		$ 15,100		$ 14,100		$ 0
Payments For Interest | Former Executive Chairman
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction										$ 300

[1]	Issuance of Series D redeemable convertible preferred stock has been retroactively restated to give effect to the recapitalization transaction.
[2]	(1) Issuance of redeemable convertible preferred stock and convertible preferred stock warrants have been retroactively restated to give effect to the recapitalization transaction.